Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 02, 2021	Jul. 03, 2021	Apr. 03, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations
Net sales							$ 491,592	$ 291,468	$ 403,389	$ 317,975
Cost of sales							329,805	186,699	260,616	219,819
Gross profit							161,787	104,769	142,773	98,156
Selling, general and administrative expense							170,532	50,888	85,527	57,388
Amortization							16,560	12,173	17,347	15,643
(Loss) income from operations							(25,305)	41,708	39,899	25,125
Other expense (income):
Interest expense							20,843	13,633	18,251	22,639
Other (income) expense , net							(3,887)	1,121	(1,111)	(300)
Total other expense, net							16,956	14,754	17,140	22,339
Earnings from equity method investment							1,808
(Loss) income before income taxes							(40,453)	26,954	22,759	2,786
Income tax expense							15,908	8,251	6,776	(4,671)
Net (loss) income	$ (11,296)	$ (53,598)	$ 8,533	$ 17,740	$ 16,414	$ (15,451)	$ (56,361)	$ 18,703	$ 15,983	$ 7,457
Net income per share attributable to common stockholders
Basic							$ (0.51)	$ 0.19	$ 0.16	$ 0.08
Diluted							$ (0.51)	$ 0.19	$ 0.16	$ 0.08
Weighted average common shares outstanding:
Basic							110,121,240	96,665,708	101,606,966	95,032,265
Diluted							110,121,240	97,122,885	102,602,738	95,400,528